INCOME TAXES	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 22 -	INCOME TAXES

The components of the credit for income taxes are as follows:

	Year Ended March 31,
	2013	2012
Federal:
Current	$—	$—
Deferred	—	—

State
Current	$(6,099)	$(2,849)
Deferred		—

Sale of New Jersey Net Operating Losses	359,817	$486,801

Net Credit for Income Taxes	$353,718	$483,952

The Major components of deferred tax assets and liabilities at March 31, 2013 and 2012 are as follows:

	March 31,
	2013	2012
Federal
Net Operating Loss Carry forward	$17,968,000	$16,826,617
Valuation Allowance	(17,968,000)	(16,826,617)
	$—	$—

State
Net Operating Loss Carryforwards	$2,420,000	$897,589
Valuation Allowance	(2,420,000)	897,589
	$—	$—

At March 31, 2013 and 2012, a 100% valuation allowance is provided, as it is uncertain if the deferred tax assets will provide any future benefits because of the uncertainty about the Company’s ability to generate the future taxable income necessary to use the net operating loss carryforwards.